Exhibit 99.03

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
OBX2021J30045	DTI	38.25%	40.19%	Summary: Incoming Value:38.25 Audit Value: 40.19 DTI within guidelines
OBX2021J30016	DTI	30.74%	31.02%	Summary: Incoming Value: 30.74 Audit Value: 31.02 DTI within guidelines
OBX2021J30055	DTI	35.87%	34.85%	Summary: Incoming Value:35.87 Audit Value: 34.85 Lender used higher rental loss
OBX2021J30101	DTI	35.53%	40.79%	Summary: Incoming Value:35.53
Audit Value: 40.79 Audit borrower bonus income matches the lender calculation worksheet. However, at some point, the lender increased the bonus (as reflected on approval and 1008) to an incorrect YTD figure. DTI still below prgram max as per guidelines.
OBX2021J30070	DTI	16.56%	16.70%	Summary: Incoming Value:16.56 Audit Value: 16.70 DTI within guidelines
OBX2021J30132	DTI	22.70%	28.19%	Summary: Incoming Value:22.70 Audit Value: 28.19 Lender used a higher income figure and a lower tax payment for the subject property.
OBX2021J30185	DTI	40.38%	42.64%	Summary: Incoming Value: 40.38 Audit Value: 42.64 Variance due to other REO PITI calculation.
OBX2021J30173	DTI	29.91%	29.09%	Summary: Incoming Value:29.91 Audit Value: 29.09 Audit DTI matches Lender DTI
OBX2021J30103	DTI	25.82%	25.79%	Summary: Incoming Value:25.82 Audit Value: 25.79 Audit within tolerance
OBX2021J30103	Property County	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled from Mortgage/DOT
OBX2021J30202	DTI	52.39%	26.69%	Summary: Incoming Value:52.39
Audit Value: 26.69 The lender included the debts associated with his business within the DTI, although these debts have already been taken into account in the borrower's S/E income calculation.
OBX2021J30186	DTI	30.77%	30.82%	Summary: Incoming Value:30.77 Audit Value: 30.82 DTI within guidelines
OBX2021J30186	Property Address	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
OBX2021J30125	Borrower Self Employed	Yes	No	Summary: Incoming Value:Yes Audit Value: Audit value pulled from documents located in the loan file
OBX2021J30125	DTI	29.15%	29.09%	Summary: Incoming Value:29.15 Audit Value: 29.09 DTI within guidelines
OBX2021J30302	DTI	32.45%	31.52%	Summary: Incoming Value:32.45 Audit Value: 31.52 variance due to primary PITI calculation
OBX2021J30300	First Payment Date	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
OBX2021J30300	LTV	72.27%	63.39%	Summary: Incoming Value: 72.27 Audit Value: Audit Value of 1st lien / Value 63.39 Lender's 1008 matches audit value
OBX2021J30281	LTV	38.82%	38.83%	Summary: Incoming Value: 38.82 Audit Value: 38.83. Rounding
OBX2021J30281	Original Loan Amount	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
OBX2021J30281	Property Address	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
OBX2021J30525	Property Address	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
OBX2021J30525	Property City	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled from Mortgage/DOT
OBX2021J30526	Property Zip	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
OBX2021J30360	Property Address	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
OBX2021J30421	First Payment Date	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note Note confirms first payment date is Per Data
OBX2021J30421	LTV	66.67%	55.84%	Income value: 66.67 Audit Value: Audit Value of 1st lien / Value 55.84 AUS showed a lower sales price that was not supported by the sales contract.
OBX2021J30507	LTV	80.00%	78.51%	Income value: 80.00 Audit Value: Audit Value of 1st lien / Value 78.51 AUS showed same LTV as audit
OBX2021J30527	First Payment Date	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
OBX2021J30527	LTV	69.33%	69.51%	Income value: 69.33 Audit Value: Audit Value of 1st lien / Value 69.51 AUS showed the same values used by audit.
OBX2021J30527	Property Address	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
OBX2021J30531	First Payment Date	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
OBX2021J30531	LTV	69.74%	70.00%	Income value: 69.74 Audit Value: Audit Value of 1st lien / Value 70.00 AUS showed the same values used by audit.
OBX2021J30531	Original Loan Amount	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: XXX Audit Value Pulled From Note
OBX2021J30524	First Payment Date	Per Tape	Per Data	Summary: Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
OBX2021J30034	DTI	32.65%	32.64%	Summary: Incoming Value:32.65 Audit Value: 32.64 Audit value matches lender DTI
OBX2021J30158	DTI	22.32%	22.13%	Summary: Incoming Value:22.32 Audit Value: 22.13 DTI is within guidelines